Acquisition of Dearborn (Notes)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition of Dearborn
Acquisition of Dearborn

On September 16, 2014, we acquired Severstal Dearborn, LLC (“Dearborn”) from Severstal Columbus Holdings, LLC (“Severstal”). The assets acquired from Severstal included the integrated steelmaking assets located in Dearborn, Michigan (“Dearborn Works”), the Mountain State Carbon, LLC (“Mountain State Carbon”) cokemaking facility located in Follansbee, West Virginia, and interests in joint ventures that process flat-rolled steel products. The acquisition of Dearborn enhances and complements our business and operational strategies by positioning our carbon steelmaking operations close to our major northern automotive and other customers, expanding our platform to meet the increasing light-weighting demands of our automotive customers, and enhancing our operational flexibility. In addition, we acquired highly modernized and upgraded steelmaking equipment and facilities and the opportunity to achieve significant cost-based synergies. Immediately after the acquisition, Dearborn was merged with and into AK Steel.

The final cash purchase price was $690.3, net of cash acquired. We issued $430.0 of 7.625% Senior Notes due October 2021 at a price of 99.325% of par to pay part of the purchase price. We issued 40.25 million shares of AK Holding common stock at a price of $9.00 per share to pay the balance of the purchase price, to repay a portion of outstanding borrowings under our asset-backed revolving credit facility (“Credit Facility”) and for general corporate purposes. For the year ended December 31, 2014, we incurred acquisition costs of $8.1 in selling and administrative expenses, primarily for transaction fees and direct costs, including legal, finance, consulting and other professional fees, and we incurred $12.6 of costs in other income (expense) for committed bridge financing that we arranged but did not use for the Dearborn acquisition. For the year ended December 31, 2014, we incurred severance costs of $2.6 after the acquisition for certain employees of Dearborn in selling and administrative expenses and an income tax charge of $8.4 for changes in the value of deferred tax assets resulting from the acquisition.

During the second quarter of 2015, we sold our 50.0% equity interest in Double Eagle Steel Coating Company (“Double Eagle”), which we acquired as part of the acquisition of Dearborn, for $25.0 in cash. The sale resolved a dispute with the other equity interest holder over the fair market value of our interest in Double Eagle. In July 2015, we received $25.0 from DTE Electric Company (“DTE”) to resolve a favorable administrative decision that concluded Dearborn Works had been overcharged for electricity for several years prior to our acquisition of that facility. Both of these matters resolved disputes that existed at the time of our acquisition of Dearborn. The purchase price allocation shown below reflects the updated estimates in value of these matters. Neither the proceeds from our sale of our equity interest in Double Eagle nor the proceeds from DTE had a material impact, individually or in the aggregate, on our results of operations for 2015 or the consolidated balance sheet at December 31, 2015.

A summary of the final purchase price allocation for the fair value of the assets acquired and the obligations assumed at the date of the acquisition is presented below.

Accounts receivable	$180.6
Inventory	362.6
Other current assets	3.6
Property, plant and equipment	445.5
Investment in affiliates	72.5
Total assets acquired	1,064.8
Accounts payable	(201.4)
Accrued liabilities	(32.8)
Other postretirement benefit obligations	(128.2)
Other non-current liabilities	(12.1)
Total liabilities assumed	(374.5)
Purchase price, net of cash acquired	$690.3

The consolidated financial statements reflect the effects of the acquisition and Dearborn’s financial results beginning September 16, 2014. The net sales and operating profit (loss) attributable to Dearborn since the acquisition date and through December 31, 2014 were $567.0 and $12.2, respectively. Assuming the acquisition had been completed at the beginning of 2014, unaudited pro forma net sales and operating profit (loss) for the full year ended December 31, 2014 were $7,942.7 and $(816.2), respectively, including charges for asset impairments of $1,005.1 recorded by Severstal before the acquisition. We included this selected unaudited pro forma consolidated financial data only for the purpose of illustration. Therefore, it does not necessarily indicate what the operating results would have been if the acquisition had been completed at the beginning of 2014. Moreover, this information does not indicate what our future operating results will be. This information includes net sales and operating profit (loss) attributable to Dearborn following the acquisition.